Shareholders' Deficit (Details) - $ / shares			3 Months Ended	7 Months Ended	12 Months Ended
	Aug. 06, 2020	Aug. 03, 2020	Mar. 31, 2022	Dec. 31, 2020	Dec. 31, 2021	Jun. 11, 2020
Shareholders' Deficit (Details) [Line Items]
Preference shares, authorized			1,000,000	1,000,000	1,000,000
Preference shares par value (in Dollars per share)			$ 0.0001	$ 0.0001	$ 0.0001
Ordinary shares par value (in Dollars per share)			$ 0.0001	$ 0.0001	$ 0.0001
Preference Shares [Member]
Shareholders' Deficit (Details) [Line Items]
Preference shares, authorized			1,000,000		1,000,000
Preference shares par value (in Dollars per share)			$ 0.0001		$ 0.0001
Ordinary Shares [Member]
Shareholders' Deficit (Details) [Line Items]
Ordinary shares, authorized			100,000,000		100,000,000
Ordinary shares par value (in Dollars per share)			$ 0.0001		$ 0.0001
Ordinary shares, issued			20,450,000	20,450,000	20,450,000	3,593,750
Stockholders equity, description		the Company effected a share dividend of 0.113043478 ordinary shares for each outstanding share (an aggregate of 406,250 ordinary shares), resulting in an aggregate of 4,000,000 ordinary shares outstanding. All shares and associated amounts have been retroactively restated to reflect the share dividend. Of the 4,000,000 ordinary shares outstanding, up to 521,739 of these ordinary shares were subject to forfeiture by the Sponsor (or its permitted transferees) on a pro rata basis depending on the extent to which the underwriters’ over-allotment option was exercised.
Ordinary shares, outstanding			20,450,000	20,450,000	20,450,000
Ordinary shares subject to possible redemption			16,000,000	16,000,000	16,000,000
Over-Allotment Option [Member] | Ordinary Shares [Member]
Shareholders' Deficit (Details) [Line Items]
Shares subject to forfeiture	521,739
Business Combination [Member]
Shareholders' Deficit (Details) [Line Items]
Business combination description			Each warrant is exercisable to purchase one of ordinary shares at an exercise price of $11.50 per full share and will expire five years after the completion of a Business Combination or earlier upon redemption or liquidation.		Each warrant is exercisable to purchase one of ordinary shares at an exercise price of $11.50 per full share and will expire five years after the completion of a Business Combination or earlier upon redemption or liquidation.